SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 31,624		$ 1,799
Due to related parties	1,491,227		1,385,876
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	31,624	$ 31,624
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 1,799	1,799
Due to related parties	184,948
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	68,026		75,604
Ms.Ho Ling Honnus Cheung [Member]
Related Party Transaction [Line Items]
Due to related parties	25,111		4,995
Mr.Liqian Liao [Member]
Related Party Transaction [Line Items]
Due to related parties	25,111		4,995
Ms.Rose Ellen Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	25,111		4,995
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,162,920		$ 1,295,287